December 15, 2006

VIA EDGAR

U. S. Securities and Exchange Commission

100 F. Street, N.W.

Washington, D.C. 20549-4644

Re:	The Northwestern Mutual Life Insurance Company

Northwestern Mutual Variable Life Account II (“Registrant”)

Pre-Effective Amendment to Initial Registration Statement on Form N-6

File Nos. 333-136308 and 811-21933

Commissioners:

On behalf of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or the “Company”) and Northwestern Mutual Variable Life Account II (the “Account”), we have attached this Pre-Effective Amendment No. 1 (the “Amendment”) to the Account’s registration statement on Form N-6 for individual variable universal life insurance policies (the “Policies”). Acceleration requests from the Company, on behalf of the Account, and from the principal underwriter accompany the filing.

The Amendment incorporates changes made in response to comments raised by the Commission staff in a letter to Counsel for the Company dated October 13, 2006 on the registration statement originally filed with the Commission and includes other information necessary to complete the registration statement, such as financial statements and the remainder of the required exhibits. The Amendment also reflects clarifying or stylistic changes.

The following paragraphs provide the Company’s response to the comments raised by the Commission staff. For the staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows. The page numbers in the Company’s response reference the pages in the prospectus filed herewith.

Prospectus

1.	Summary of Policy Benefits and Risks (Pages 1-3)

a.	Please disclose/define the term “availability limits” as referenced in the second full paragraph under the section entitled “Benefits of the Policy – Death Benefit”.

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December 15, 2006

Response: In response to the Commission staff’s comment, Northwestern Mutual has made appropriate revisions to the “Death Benefit” section on page one of the prospectus, including the addition of a cross reference to the “Specified Amount” section on page 9 of the prospectus. Among other things, the “Specified Amount” section sets forth the Policy’s availability limits.

b.	In the Optional Benefits section, please disclose when a policy holder may select a benefit as well as any limit on selecting an optional benefit.

Response: Northwestern Mutual respectfully points out to the Commission staff that this registration statement does not provide for any optional benefits.

c.	In the section entitled “Risk of an Increase in Current Fees and Expenses” please disclose what circumstances will result an increase in current fees.

Response: Registrant has complied with the comment. On page two of the prospectus, Registrant has revised the prospectus to include the following disclosure: “We may increase these current charges in the future up to the guaranteed maximum levels based on the Company’s emerging experience or future expectations, as determined in its sole discretion, with respect to, but not limited to, mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws.”

2.	Fee and Expense Tables (Pages 3-9)

a.	Where minimum and maximum charges are disclosed, please reverse the order of the various charges so that the maximum charges are first.

Response: In response to the Commission staff’s comment, Northwestern Mutual has reversed the order of the minimum and maximum charges in the Transaction Fees and Periodic Charges (Other than Portfolio Operating Expenses) tables in the “Fees and Expense Tables” section of the prospectus.

b.	In the non-portfolio periodic charges table please set out the cost of insurance, mortality and expense and administrative charges first as specified by the table format in Item 3 of Form N-6. For clarity, please group optional charges separately.

Response: Northwestern Mutual has revised the Periodic Charges (Other than Portfolio Operating Expenses) table to conform to Item 3 of Form N-6. As noted above in the Company’s response to Commission staff comment 1.b., this registration statement does not provide for any optional benefits.

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December 15, 2006

c.	Please explain supplementally to staff the Charge for Insureds Issue Age 45 as disclosed in the non-portfolio periodic charges table on page 8.

Response: Northwestern Mutual respectfully submits that, unlike other charges in the non-portfolio charges table, the charge for Insureds Issue Age 45 for the Mortality and Expense Risk Charge – Specified Amount Component does not vary by risk classification.

d.	Please clarify supplementally to staff the basis for referring to the deferred sales charge as “deferred.”

Response: Northwestern Mutual respectfully submits that the deferred sales charge is imposed to recover sales costs incurred by the Company. Although the sales costs are incurred when the Policy is sold, Northwestern Mutual amortizes those costs over a period of ten years and recovers the costs during that time through the deferred sales charge. Hence, the cost recovery is deferred, in contrast to deducting the full amount of the sales costs upon issuance of the Policy when the costs are actually incurred.

3.	Separate Account (Page 10)

The prospectus does not clearly provide the representations required by Item 4(b) of Form N-6. Please revise this section of prospectus accordingly.

Response: Northwestern Mutual has revised the subject disclosure to more clearly reflect the representations required by Item 4(b) of Form N-6.

4.	Allocating Premiums to the Separate Accounts (Pages 14-15))

a.	Please revise the prospectus to indicate how a policy owner is notified that a request to change allocations is not “in good order.”

Response: Appropriate disclosure has been added in response to the Commission staff’s comment in the eighth paragraph under the “Allocating Premiums to the Separate Account” section of the prospectus.

b.	Please add a phone number and internet address after the statement directing purchasers to submit allocation instructions by telephone or via the Internet or alternatively cross reference the “Owner Inquiries” section at page 29 of the prospectus.

Response: An appropriate cross reference to the “Owner Inquiries” section of the prospectus has been added in response to the Commission staff comment.

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December 15, 2006

c.	The prospectus notes the initial premiums are generally credited on the “In Force Date”, but the glossary states only that this is the date the initial premium is transferred to the separate account. In addition, if the initial premium is not received at the time the policy is applied for, the prospectus states the initial premium is credited when you are notified of policy delivery. Please revise the prospectus to clarify when these events occur. See Item 7(f)(1) of Form N-6.

Response: In response to the Commission staff’s comment, appropriate disclosure has been added to the “Allocating Premiums to the Separate Account” section of the prospectus to clarify that the initial net premium is held in the Company’s general account (and credited with interest while in the general account) and allocated to the Money Market Division of the Separate Account on the In Force Date (with any accrued interest).

d.	The prospectus states when subsequent premiums are “deemed” to be received. Please revise the disclosure to provide the required explanation as to when they are credited. See Item 7(f)(2) of Form N-6.

Response: Appropriate disclosure has been added to the “Allocating Premiums to the Separate Account” section of the prospectus to clarify that subsequent premiums are not only deemed to be received but also credited on a Valuation Date.

5.	Death Benefit (Pages 16-19)

a.	On page 16 the prospectus states that the payments of the Life Insurance Benefit are “subject to the claims of our creditors.” The prospectus notes that this benefit includes the death benefit which can, if Option B is selected, include the Policy Value. Please confirm supplementally whether the payment of Policy Value may be subject to the claims of creditors.

Response: Northwestern Mutual respectfully submits that payments of the Life Insurance Benefit under a fixed payment plan are obligations of the Company’s General Account, irrespective of the Death Benefit Option. Policy Value under Option B represents a numerical value used in the calculation of the Life Insurance Benefit. Once the Life Insurance Benefit is determined, and the customer elects to receive payment of that benefit through a payment plan, the obligation for such payment is supported by the Company’s General Account. In general, obligations of the General Account are subject to the claims of creditors.

b.	The prospectus states that a Death Benefit Option charge may affect the Policy Value and Specified Amount. Please provide a general description what these changes may be.

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December 15, 2006

Response: Appropriate disclosure has been added to the “Changing Death Benefit Options” section of the prospectus in response to the Commission staff’s comment.

6.	Payment Plan Options (Pages 19-20)

a.	Please disclose if there is a charge for selecting a payment plan option.

Response: Northwestern Mutual has added disclosure to the “Payment Plan Options” section of the prospectus noting that there is no charge for selecting a payment plan option.

b.	Please describe the consequences generally of choosing the Single Life Income option versus the Joint and Survivor Life Income option.

Response: Appropriate disclosure has been added to the “Payment Plan Options” section of the prospectus in response to the Commission staff’s comment.

c.	Additionally describe generally how the life income payments are determined (e.g. what kind of interest rate, mortality tables etc.). This comment also applies to the calculation of additional annuity payments resulting from annuity premium payments made by the beneficiary described in the “Increase of Monthly Income” section.

Response: In response to the Commission staff’s comment, Northwestern Mutual added the following disclosure to the “Payment Plan Options” section of the prospectus: “Payments under fixed payment plan options will be based on rates declared by the Company when the payment plan is entered into. Those rates will not be less than the rates in the Policy. The monthly income payment rates in the Policy life income plans are based on interest at an annual effective rate of 2.50% and the Annuity 2000 Mortality Table with projected mortality improvements using 125% of Projection Scale G. Ages are adjusted to reflect mortality improvement from the Issue Date of the Policy to the start of the payment plan. The same rates will apply to the Net Premium paid to increase the amount of the monthly payment under a Life Income payment plan.”

7.	Withdrawals (Page 21)

The prospectus suggests that partial withdrawals reduce the Specified Amount. Please revise the prospectus to clarify if this is so, and if so, how.

Response: Northwestern Mutual has revised the disclosure in the “Withdrawals” section of the prospectus to clarify that if Death Benefit Option A is in effect at the time of withdrawal, the Specified Amount will be reduced. The prospectus also sets forth the

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December 15, 2006

methodology for determining the amount of the reduction in Specified Amount based upon the amount of the withdrawal.

8.	Policy Loans (Pages 21-22)

a.	The prospectus indicates on page 21 that you reduce Invested Assets by the amount of the loan. You state on page 1 that loans are made “using the Policy as security.” This suggests that the amount removed from the Divisions is segregated as collateral for the loan. Please clarify supplementally whether this is the case and if so, clarify in the disclosure what interest is credited to the amounts so segregated.

Response: In response to the Commission staff’s comment, Northwestern Mutual will allocate accrued loan interest to the Separate Account Divisions in accordance with Net Premium allocation instructions then in effect.

b.	If applicable please disclose any limitations on the availability of loans. See Item 10(b) of Form N-6.

Response: Northwestern Mutual has added disclosure in the “Deferral of Determination and Payment” section of the prospectus to clarify that payment of certain Policy Benefits, including Policy Loans, may be deferred. In addition, current disclosure in the “Policy Loan” section of the prospectus provides that a Policy loan, when added to existing Policy Debt, cannot be greater than the Loan Value under the Policy.

9.	Transfers (Page 24)

Please provide the telephone number and mailing address for making transfers as referenced in the first and third paragraph of this section in the prospectus or alternatively cross reference the “Owner Inquiries” section of the prospectus.

Response: Northwestern Mutual’s internet address and a cross reference to the “Owner Inquiries” section of the prospectus have been added to third paragraph under the “Transfers” section of the prospectus in response to the Commission staff’s comment.

10.	Portfolio Expenses (Page 27)

Please state that charges are deducted from and expenses paid out of the assets of the Portfolio Companies that are described in the prospectuses for those companies. See Item 5(b) of Form N-6.

Response: Appropriate disclosure has been added in response to the Commission staff’s comment.

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December 15, 2006

11.	Voting Rights (Pages 28-29)

Please disclose that the effect of proportional voting is that a small number of policy owners may control the outcome of a vote. See Item 4(e) Form N-6.

Response: Northwestern Mutual has added disclosure to the “Voting Rights” section of the prospectus noting that under proportional voting a small number of Owners may control the outcome of a vote

12.	Life Insurance Qualification (Page 30)

Please provide an expanded discussion on the two alternative tests for determining whether the death benefit is a sufficient multiple of the policy value.

Response: In response to the Commission staff’s comment, Northwestern Mutual added disclosure to the “Life Insurance Qualification” section of the prospectus patterned substantially after language provided the Company by the Commission staff.

13.	Power of Attorney

Please note this power cannot be read to encompass all contracts that Variable Account II may issue in the future, and that power should be specific for subsequent contracts.

Response: Northwestern Mutual acknowledges the Commission staff’s comment.

14.	Miscellaneous

In addition please note that any other required disclosure not provided in this registration statement must be provided in a pre-effective amendment to the registration statement.

Response: The Amendment is complete and includes all required disclosures.

15.	Financial Statement, Exhibits, and Other Information

Please confirm that the financial statement and exhibits will be filed by a pre-effective amendment to the registration statement.

Response: As noted above, the Amendment is complete and includes all required disclosures, such as financial statements and exhibits.

16.	Tandy Representations

We urge all persons whom are responsible for the accuracy and adequacy of the disclosure in the fillings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and

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December 15, 2006

its management are in possession of all facts relating to the insurance company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, in the event the insurance company requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that

•	should the Commission or the staff pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the registration as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

Response: As noted above, the Amendment is complete and includes all required disclosures, such as financial statements and exhibits.

* * * * * * *

We believe that the Amendment is complete and responds to all Commission staff comments. We respectfully request that the staff review these materials as soon as possible. As noted above, requests for acceleration from the Company, on behalf of the Account, and from the principal underwriter accompany the Amendment and request acceleration of the effective date of the Amendment to December 22, 2006 or as soon as practicable thereafter.

Northwestern Mutual has filed with the Commission pre-effective amendments to registration statements on Form N-6 (File Nos. 333-136124 and 333-136305) for companion variable universal life policies that will be offered by the Company (“Companion Registration Statements”). The Commission staff comments to the Companion Registration Statements are substantially the same as the comments received on the registration statement for the Policy as originally filed with the Commission and recited in this letter. In that regard, Northwestern Mutual has made corresponding changes in response to the Commission staff’s comments in the

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December 15, 2006

pre-effective amendments to the Companion Registration Statements (“Companion Amendments”). Northwestern Mutual has also requested that the Companion Amendments be made effective on December 22, 2006 or as soon practicable thereafter.

If you have any questions regarding this letter or the enclosed Amendment, please contact me at (414) 665-2092 or John Dunn at (414) 665-5443. We greatly appreciate the staff’s efforts in assisting the Company with this filing

Very truly yours,

/s/ TERRY R. YOUNG
Terry R. Young

Enclosure

cc:	John E. Dunn,

Vice President & Investment Products

and Services Counsel